Changes in policy reserves by insurance risk classification (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)
Changes in policy reserves by insurance risk classification [Line Items]
Beginning Balance	₩ 52,086,132
Reserve (reversal)	1,305,269	[1]
Ending Balance	53,391,401
Individual insurance
Changes in policy reserves by insurance risk classification [Line Items]
Beginning Balance	52,047,009
Reserve (reversal)	1,310,502	[1]
Ending Balance	53,357,511
Pure endowment
Changes in policy reserves by insurance risk classification [Line Items]
Beginning Balance	14,986,916
Reserve (reversal)	(50,338)	[1]
Ending Balance	14,936,578
Death
Changes in policy reserves by insurance risk classification [Line Items]
Beginning Balance	26,382,609
Reserve (reversal)	1,691,835	[1]
Ending Balance	28,074,444
Endowment
Changes in policy reserves by insurance risk classification [Line Items]
Beginning Balance	10,677,484
Reserve (reversal)	(330,995)	[1]
Ending Balance	10,346,489
Group insurance
Changes in policy reserves by insurance risk classification [Line Items]
Beginning Balance	39,123
Reserve (reversal)	(5,233)	[1]
Ending Balance	33,890
Pure protection
Changes in policy reserves by insurance risk classification [Line Items]
Beginning Balance	39,063
Reserve (reversal)	(5,235)	[1]
Ending Balance	33,828
Savings
Changes in policy reserves by insurance risk classification [Line Items]
Beginning Balance	60
Reserve (reversal)	2	[1]
Ending Balance	₩ 62

[1]	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.